Property and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment
Property and equipment, net	$ 465	$ 708
Mariadb Corporation Ab
Property and Equipment
Property, Plant and Equipment, gross		2,023	$ 1,858
Less: accumulated depreciation		(1,315)	(932)
Property and equipment, net		708	926
Mariadb Corporation Ab | Office equipment
Property and Equipment
Property, Plant and Equipment, gross		1,084	834
Mariadb Corporation Ab | Furniture and fixtures
Property and Equipment
Property, Plant and Equipment, gross		415	416
Mariadb Corporation Ab | Leasehold improvements and other
Property and Equipment
Property, Plant and Equipment, gross		$ 524	$ 608